Warrants and Derivative Liabilities (Details 3) - Monte Carlo simulations - Emerald Financing Warrant Liability	Mar. 31, 2019 Percent $ / shares	Dec. 31, 2018	Dec. 31, 2018 $ / shares	Dec. 31, 2018 USD_per_warrants	Dec. 31, 2018 Percent	Feb. 16, 2018	Feb. 16, 2018 $ / shares	Feb. 16, 2018 USD_per_warrants	Feb. 16, 2018 Percent	Jan. 19, 2018	Jan. 19, 2018 $ / shares	Jan. 19, 2018 USD_per_warrants	Jan. 19, 2018 Percent
Class of Warrant or Right [Line Items]
Underlying common stock price	$ 0.69		$ 0.40
Minimum
Class of Warrant or Right [Line Items]
Underlying common stock price							$ 0.29				$ 0.29
Maximum
Class of Warrant or Right [Line Items]
Underlying common stock price							$ 0.30				$ 0.30
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.00			0.00	0.00			0.00	0.00			0.00	0.00
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input								70.00	70.00			70.00	70.00
Volatility factor | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	90.9			92.1	92.1
Volatility factor | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	91.2			92.4	92.4
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	2.20			2.49	2.49
Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input								2.45	2.45			2.45	2.45
Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input								2.6	2.6			2.6	2.6
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term						5 years				5 years
Expected term (years) | Minimum
Class of Warrant or Right [Line Items]
Expected Term	3 years 9 months 18 days	4 years 18 days
Expected term (years) | Maximum
Class of Warrant or Right [Line Items]
Expected Term	3 years 10 months 17 days	4 years 1 month 17 days